Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) - Fair value [member] - Level 3 [member]
₩ in Millions
12 Months Ended
Dec. 31, 2022 KRW (₩)
Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 78,759
PeerGroupUsage [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	49,687
Asset value approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 733,228
Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price multiple	1.0096
Available-for-sale financial assets [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	4.97%
Available-for-sale financial assets [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	1.00%
Discount rate	14.89%